Form N-1A Supplement	Dec. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BARON SELECT FUNDS®
Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated April 30, 2026, as supplemented
The Summary Prospectus and Prospectus are hereby revised as follows:
1. Effective immediately, the principal investment strategies of Baron Focused Growth Fund are hereby replaced in their entirety with the following:
Principal Investment Strategies of the Fund
The Fund is a non‑diversified fund that, under normal circumstances, invests primarily in equity securities of U.S. small- and mid‑sized growth companies. The Adviser defines small- and mid‑sized companies as those, at the time of purchase, with market capitalizations up to the largest market cap equity security in the Russell Midcap Growth Index at reconstitution. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their original market cap ranges, and the Fund may continue to add to its investments in those securities even if their market capitalizations exceed the largest market cap equity security in the Russell Midcap Growth Index at reconstitution.
The Fund, under normal market circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in growth companies. The Adviser defines growth companies as those included in an index that is representative of growth companies, or those that are classified as growth companies by an independent third-party financial data provider. Securities that are not included in an index or are covered by third-party data providers will be reviewed by the Adviser to determine whether the issuer exhibits characteristics of a growth company, considering historical and/or projected growth rates relative to the equity market prior to investment.
2. Effective immediately, the principal investment strategies of Baron International Growth Fund are hereby replaced in their entirety with the following:
Principal Investment Strategies of the Fund
The Fund is a diversified fund that, under normal circumstances, invests primarily in equity securities of non‑U.S. growth companies. Non‑U.S. securities include securities that the Adviser determines are “non‑U.S.” based on the consideration of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors. The Fund seeks to diversify its investments among several developed countries and developing countries throughout the world, although the Fund may only invest up to 35% of its net assets in developing countries. Developing countries include countries in the MSCI Emerging Markets (EM) Index, countries in the MSCI Frontier Markets (FM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund or on country characteristics similar to those of the countries in the EM and FM Indexes. The Fund may purchase securities of companies of any market capitalization. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.
The Fund, under normal market circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in growth companies. The Adviser defines growth companies as those included in an index that is representative of growth companies, or those that are classified as growth companies by an independent third-party financial data provider. Securities that are not included in an index or are covered by third-party data providers will be reviewed by the Adviser to determine whether the issuer exhibits characteristics of a growth company, considering historical and/or projected growth rates relative to the equity market prior to investment.
The Fund’s investments in non‑U.S. securities generally are traded in currencies other than U.S. dollars, so the Adviser buys and sells foreign currencies to facilitate transactions in portfolio securities. The Adviser usually does not hedge against possible fluctuations in exchange rates, but exposure to a particular currency that the Adviser believes is overvalued may be hedged if the Fund has a substantial position in securities traded in that currency. The
Fund may buy and sell currencies for cash at current exchange rates, or use an agreement to purchase or sell a specified currency at a specified future date or within a specified time period, at a price set at the time of the contract.

Baron Focused Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BARON SELECT FUNDS®
Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated April 30, 2026, as supplemented
The Summary Prospectus and Prospectus are hereby revised as follows:
1. Effective immediately, the principal investment strategies of Baron Focused Growth Fund are hereby replaced in their entirety with the following:
Principal Investment Strategies of the Fund
The Fund is a non‑diversified fund that, under normal circumstances, invests primarily in equity securities of U.S. small- and mid‑sized growth companies. The Adviser defines small- and mid‑sized companies as those, at the time of purchase, with market capitalizations up to the largest market cap equity security in the Russell Midcap Growth Index at reconstitution. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their original market cap ranges, and the Fund may continue to add to its investments in those securities even if their market capitalizations exceed the largest market cap equity security in the Russell Midcap Growth Index at reconstitution.
The Fund, under normal market circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in growth companies. The Adviser defines growth companies as those included in an index that is representative of growth companies, or those that are classified as growth companies by an independent third-party financial data provider. Securities that are not included in an index or are covered by third-party data providers will be reviewed by the Adviser to determine whether the issuer exhibits characteristics of a growth company, considering historical and/or projected growth rates relative to the equity market prior to investment.

Baron International Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BARON SELECT FUNDS®
Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated April 30, 2026, as supplemented
The Summary Prospectus and Prospectus are hereby revised as follows:
2. Effective immediately, the principal investment strategies of Baron International Growth Fund are hereby replaced in their entirety with the following:
Principal Investment Strategies of the Fund
The Fund is a diversified fund that, under normal circumstances, invests primarily in equity securities of non‑U.S. growth companies. Non‑U.S. securities include securities that the Adviser determines are “non‑U.S.” based on the consideration of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors. The Fund seeks to diversify its investments among several developed countries and developing countries throughout the world, although the Fund may only invest up to 35% of its net assets in developing countries. Developing countries include countries in the MSCI Emerging Markets (EM) Index, countries in the MSCI Frontier Markets (FM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund or on country characteristics similar to those of the countries in the EM and FM Indexes. The Fund may purchase securities of companies of any market capitalization. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.
The Fund, under normal market circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in growth companies. The Adviser defines growth companies as those included in an index that is representative of growth companies, or those that are classified as growth companies by an independent third-party financial data provider. Securities that are not included in an index or are covered by third-party data providers will be reviewed by the Adviser to determine whether the issuer exhibits characteristics of a growth company, considering historical and/or projected growth rates relative to the equity market prior to investment.
The Fund’s investments in non‑U.S. securities generally are traded in currencies other than U.S. dollars, so the Adviser buys and sells foreign currencies to facilitate transactions in portfolio securities. The Adviser usually does not hedge against possible fluctuations in exchange rates, but exposure to a particular currency that the Adviser believes is overvalued may be hedged if the Fund has a substantial position in securities traded in that currency. The
Fund may buy and sell currencies for cash at current exchange rates, or use an agreement to purchase or sell a specified currency at a specified future date or within a specified time period, at a price set at the time of the contract.